Capital stock - Schedule of outstanding shares (Details)	12 Months Ended
	Sep. 30, 2025 CAD ($) shares	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2023 CAD ($) shares
Disclosure of classes of share capital [line items]
Equity	$ 10,282,332,000	$ 9,427,990,000	$ 8,310,294,000
Purchased and held in trusts	$ (13,323,000)	$ (66,847,000)
Issued upon exercise of stock options (in shares) | shares	947,071	1,333,876
Issued upon exercise of stock options	$ 61,989,000	$ 76,535,000
Capital stock
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	220,062,749,000	227,896,921,000	233,160,203,000
Equity	$ 1,499,917,000	$ 1,470,333,000	$ 1,477,180,000
Release of Class A subordinate voting shares held in trusts (in shares) | shares	0	0
Release of Class A subordinate voting shares held in trusts	$ 46,050,000	$ 14,078,000
Purchased and held in trust (in shares) | shares	0	0
Purchased and held in trusts	$ (13,323,000)	$ (66,847,000)
Conversion of shares (in shares) | shares		0
Conversion of shares		$ 0
Issued upon exercise of stock options (in shares) | shares	947,071,000	1,333,876,000
Issued upon exercise of stock options	$ 74,319,000	$ 91,800,000
Purchased and cancelled (in shares) | shares	(8,781,243,000)	(6,597,158,000)
Purchased and cancelled	$ (77,462,000)	$ (45,878,000)
Class A subordinate voting shares | Capital stock
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	195,939,991,000	203,774,163,000	206,714,497,000
Equity	$ 1,466,264,000	$ 1,436,680,000	$ 1,440,286,000
Release of Class A subordinate voting shares held in trusts (in shares) | shares	0	0
Release of Class A subordinate voting shares held in trusts	$ 46,050,000	$ 14,078,000
Purchased and held in trust (in shares) | shares	0	0
Purchased and held in trusts	$ (13,323,000)	$ (66,847,000)
Conversion of shares (in shares) | shares		2,322,948,000
Conversion of shares		$ 3,241,000
Issued upon exercise of stock options (in shares) | shares	947,071,000	1,333,876,000
Issued upon exercise of stock options	$ 74,319,000	$ 91,800,000
Purchased and cancelled (in shares) | shares	(8,781,243,000)	(6,597,158,000)
Purchased and cancelled	$ (77,462,000)	$ (45,878,000)
Class B shares (multiple voting) | Capital stock
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	24,122,758,000	24,122,758,000	26,445,706,000
Equity	$ 33,653,000	$ 33,653,000	$ 36,894,000
Release of Class A subordinate voting shares held in trusts (in shares) | shares	0	0
Release of Class A subordinate voting shares held in trusts	$ 0	$ 0
Purchased and held in trust (in shares) | shares	0	0
Purchased and held in trusts	$ 0	$ 0
Conversion of shares (in shares) | shares		(2,322,948,000)
Conversion of shares		$ (3,241,000)
Issued upon exercise of stock options (in shares) | shares	0	0
Issued upon exercise of stock options	$ 0	$ 0
Purchased and cancelled (in shares) | shares	0	0
Purchased and cancelled	$ 0	$ 0